Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Oct. 01, 2019	Oct. 01, 2018
Significant Accounting Policies [Line Items]
Goodwill impairment loss		$ 1,517
Impairment loss on equity method investment	910	6,374	343
Impairment loss on available-for-sale securities investments	0	0	2,492
Operating lease right of use asset	30,029			$ 36,514
Operating lease liabilities	27,249			33,167
Advertising expenses	28,608	23,668	14,785
Cost of sales	101,598	104,741	87,883
Cash and cash equivalents, denominated in RMB	$ 77,630	$ 65,673
Foreign currency risk, cash and cash equivalents, represented amount, percent	97.00%	96.50%
Impairment loss on equity method investment without readily determinable fair value	$ 0	$ 546	0
Amortization of contract costs	10,974	6,166
Deferred Revenue	139,881	127,766		127,766	$ 80,560
Refund Liability amount	4,331			$ 2,875
Deferred revenue recognized	75,378	62,363
Other Noncurrent Assets
Significant Accounting Policies [Line Items]
Capitalized cost of obtaining contracts with customers	3,043	3,251
Prepayaments And Other Current Assets And Non Current Assets [Member]
Significant Accounting Policies [Line Items]
Capitalized cost of obtaining contracts with customers	8,440	4,974
Shipping and Handling
Significant Accounting Policies [Line Items]
Cost of sales	$ 3,168	$ 3,154	$ 1,852
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock		20.00%
Term deposits maturity term	3 months
Maximum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	50.00%	50.00%
Term deposits maturity term	1 year
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Significant Accounting Policies [Line Items]
Business tax and related surcharges, percent	6.00%	6.00%	6.00%
Business tax and related surcharges, amount	$ 436	$ 1,172	$ 1,075
Beijing Champion Education Technology Co., Ltd. (''Champion Education Technology'')
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	6.00%